Shareholder Fees - Steward Large Cap Enhanced Index Fund	Aug. 28, 2021 USD ($)
Class A
Shareholder Fees:
Maximum sales charge (load) imposed on purchases	none
Maximum deferred sales charge (CDSC) (as a percentage of redemption proceeds)	none
Maximum sales charge (load) imposed on reinvested dividends and other distributions	none
Maximum account fee	none
Class C
Shareholder Fees:
Maximum sales charge (load) imposed on purchases	none
Maximum deferred sales charge (CDSC) (as a percentage of redemption proceeds)	1.00%
Maximum sales charge (load) imposed on reinvested dividends and other distributions	none
Maximum account fee	none
Class R6
Shareholder Fees:
Maximum sales charge (load) imposed on purchases	none
Maximum deferred sales charge (CDSC) (as a percentage of redemption proceeds)	none
Maximum sales charge (load) imposed on reinvested dividends and other distributions	none
Maximum account fee	none
Institutional Class
Shareholder Fees:
Maximum sales charge (load) imposed on purchases	none
Maximum deferred sales charge (CDSC) (as a percentage of redemption proceeds)	none
Maximum sales charge (load) imposed on reinvested dividends and other distributions	none
Maximum account fee	none